Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Biotechnology-79.95%
4D Molecular Therapeutics, Inc.(b)(c)	1,827	$6,614
89bio, Inc.(b)(c)	5,743	56,511
Absci Corp.(b)(c)	4,518	11,973
AC Immune S.A. (Switzerland)(b)(c)	3,894	6,659
Acadia Pharmaceuticals, Inc.(b)	6,736	145,296
Acrivon Therapeutics, Inc.(b)(c)	1,225	1,286
ADMA Biologics, Inc.(b)	9,508	188,639
Agios Pharmaceuticals, Inc.(b)(c)	2,253	72,299
Akero Therapeutics, Inc.(b)(c)	3,207	159,228
Alector, Inc.(b)(c)	3,902	5,190
Alkermes PLC(b)	6,562	200,863
Allogene Therapeutics, Inc.(b)(c)	8,252	9,655
Alnylam Pharmaceuticals, Inc.(b)	5,181	1,577,925
Altimmune, Inc.(b)(c)	3,034	16,475
Alvotech S.A. (Luxembourg)(b)(c)	12,161	139,122
Amarin Corp. PLC, ADR (Ireland)(b)	788	9,133
Amgen, Inc.	10,413	3,000,818
Amicus Therapeutics, Inc.(b)	12,443	75,529
AnaptysBio, Inc.(b)(c)	1,206	26,809
Anavex Life Sciences Corp.(b)(c)	3,349	25,218
Annexon, Inc.(b)	4,194	8,556
Apellis Pharmaceuticals, Inc.(b)	5,185	87,782
Apogee Therapeutics, Inc.(b)(c)	1,773	64,963
Applied Therapeutics, Inc.(b)(c)	4,580	1,618
Arbutus Biopharma Corp.(b)(c)	7,452	25,039
Arcellx, Inc.(b)(c)	2,223	137,959
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,067	13,370
Arcutis Biotherapeutics, Inc.(b)(c)	4,665	60,832
Ardelyx, Inc.(b)(c)	9,375	34,406
argenx SE, ADR (Netherlands)(b)	1,282	734,919
ArriVent Biopharma, Inc.(b)(c)	1,321	28,071
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,966	79,804
ARS Pharmaceuticals, Inc.(b)(c)	3,823	55,166
Artiva Biotherapeutics, Inc. (South Korea)(b)(c)	961	1,855
Ascendis Pharma A/S, ADR (Denmark)(b)	2,421	394,236
Astria Therapeutics, Inc.(b)	2,217	10,553
Aura Biosciences, Inc.(b)(c)	1,968	11,532
Aurinia Pharmaceuticals, Inc. (Canada)(b)	5,403	42,360
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	7,887	13,802
Avidity Biosciences, Inc.(b)(c)	4,876	151,058
Beam Therapeutics, Inc.(b)(c)	3,291	52,097
BeiGene Ltd., ADR (China)(b)(c)	1,671	410,364
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,732	14,237
BioCryst Pharmaceuticals, Inc.(b)	8,222	88,386
Biogen, Inc.(b)	5,853	759,661
BioMarin Pharmaceutical, Inc.(b)	7,628	442,958
Biomea Fusion, Inc.(b)(c)	1,428	2,056
BioNTech SE, ADR (Germany)(b)(c)	3,986	381,899
Blueprint Medicines Corp.(b)(c)	2,571	260,571
BridgeBio Pharma, Inc.(b)(c)	7,649	261,978
C4 Therapeutics, Inc.(b)(c)	2,793	3,491
Cargo Therapeutics, Inc.(b)(c)	1,815	7,714
Cartesian Therapeutics, Inc.(b)(c)	997	9,531
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
Centessa Pharmaceuticals PLC, ADR(b)(c)	3,587	48,460
CG Oncology, Inc.(b)(c)	2,997	76,783
Climb Bio, Inc.(b)(c)	2,647	3,123
Cogent Biosciences, Inc.(b)(c)	4,476	24,349
	Shares	Value
Biotechnology-(continued)
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	2,443	$10,163
Corvus Pharmaceuticals, Inc.(b)(c)	2,533	9,575
Crinetics Pharmaceuticals, Inc.(b)	3,761	114,748
CRISPR Therapeutics AG (Switzerland)(b)(c)	3,456	125,418
Cullinan Therapeutics, Inc.(b)(c)	2,304	19,918
CureVac N.V. (Germany)(b)(c)	8,833	39,484
Cytokinetics, Inc.(b)(c)	4,762	147,717
Day One Biopharmaceuticals, Inc.(b)(c)	3,986	25,431
Denali Therapeutics, Inc.(b)(c)	5,875	77,785
Design Therapeutics, Inc.(b)(c)	2,225	8,299
Disc Medicine, Inc.(b)(c)	1,358	63,391
Dynavax Technologies Corp.(b)(c)	4,881	47,785
Dyne Therapeutics, Inc.(b)(c)	4,456	53,294
Editas Medicine, Inc.(b)(c)	3,243	5,578
Enanta Pharmaceuticals, Inc.(b)(c)	837	4,963
Entrada Therapeutics, Inc.(b)(c)	1,484	11,278
Erasca, Inc.(b)	11,121	15,569
Exelixis, Inc.(b)	11,236	483,597
Fate Therapeutics, Inc.(b)(c)	4,477	5,417
Foghorn Therapeutics, Inc.(b)(c)	2,189	8,931
Galapagos N.V., ADR (Belgium)(b)	578	16,623
Genmab A/S, ADR (Denmark)(b)	1,655	34,672
Geron Corp.(b)	25,064	38,097
Gilead Sciences, Inc.	28,078	3,090,826
GRAIL, Inc.(b)(c)	1,317	50,586
Grifols S.A., ADR (Spain)(b)(c)	4,805	39,930
Halozyme Therapeutics, Inc.(b)	4,939	276,930
Humacyte, Inc.(b)(c)	5,062	13,516
Ideaya Biosciences, Inc.(b)(c)	3,441	68,441
IGM Biosciences, Inc.(b)(c)	1,337	1,698
ImmunityBio, Inc.(b)(c)	28,734	76,432
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,558	57,023
Immunovant, Inc.(b)(c)	6,864	101,930
Incyte Corp.(b)	7,750	504,215
Inhibrx Biosciences, Inc.(b)(c)	572	7,705
Inozyme Pharma, Inc.(b)	2,533	10,056
Insmed, Inc.(b)(c)	7,243	505,054
Intellia Therapeutics, Inc.(b)(c)	4,076	28,002
Ionis Pharmaceuticals, Inc.(b)(c)	6,391	214,162
Iovance Biotherapeutics, Inc.(b)(c)	12,899	22,573
Ironwood Pharmaceuticals, Inc.(b)(c)	6,297	3,773
iTeos Therapeutics, Inc.(b)	1,440	14,429
Janux Therapeutics, Inc.(b)(c)	2,329	55,430
KalVista Pharmaceuticals, Inc.(b)(c)	1,946	22,963
Keros Therapeutics, Inc.(b)(c)	1,597	22,598
Kiniksa Pharmaceuticals International PLC(b)(c)	1,658	45,363
Krystal Biotech, Inc.(b)(c)	1,159	145,988
Kura Oncology, Inc.(b)(c)	3,179	18,089
Kymera Therapeutics, Inc.(b)(c)	2,551	75,612
Kyverna Therapeutics, Inc.(b)(c)	1,696	4,325
Larimar Therapeutics, Inc.(b)	2,515	5,659
Legend Biotech Corp., ADR(b)(c)	3,300	95,535
LENZ Therapeutics, Inc.(b)(c)	1,084	31,653
Lexeo Therapeutics, Inc.(b)(c)	1,306	3,552
Lexicon Pharmaceuticals, Inc.(b)(c)	14,228	8,915
Lyell Immunopharma, Inc.(b)(c)	11,493	5,019
MacroGenics, Inc.(b)(c)	2,471	3,361
Madrigal Pharmaceuticals, Inc.(b)	886	243,880
MannKind Corp.(b)(c)	11,949	49,588
MeiraGTx Holdings PLC(b)(c)	3,071	15,724
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Mersana Therapeutics, Inc.(b)(c)	4,859	$1,670
Merus N.V. (Netherlands)(b)	2,788	156,323
Mesoblast Ltd., ADR (Australia)(b)(c)	1,334	14,194
Mineralys Therapeutics, Inc.(b)(c)	1,963	30,584
Mirum Pharmaceuticals, Inc.(b)(c)	1,997	88,787
Moderna, Inc.(b)	15,417	409,476
Monte Rosa Therapeutics, Inc.(b)	2,415	10,095
Neurocrine Biosciences, Inc.(b)	3,996	491,588
Neurogene, Inc.(b)(c)	588	10,002
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	4,318	78,199
Nkarta, Inc.(b)(c)	2,775	4,829
Novavax, Inc.(b)(c)	6,331	46,470
Nurix Therapeutics, Inc.(b)(c)	2,987	31,752
Nuvalent, Inc., Class A(b)(c)	2,661	198,537
Olema Pharmaceuticals, Inc.(b)(c)	2,918	15,407
OnKure Therapeutics, Inc.(b)(c)	496	1,255
ORIC Pharmaceuticals, Inc.(b)(c)	2,795	22,835
Oruka Therapeutics, Inc.(c)	1,478	16,199
PepGen, Inc.(b)(c)	1,290	1,883
Praxis Precision Medicines, Inc.(b)(c)	788	30,377
Precigen, Inc.(b)(c)	11,523	15,210
Prime Medicine, Inc.(b)(c)	5,161	6,090
Protagonist Therapeutics, Inc.(b)(c)	2,476	117,536
Prothena Corp. PLC (Ireland)(b)	2,119	9,726
PTC Therapeutics, Inc.(b)(c)	3,188	154,682
Pyxis Oncology, Inc.(b)(c)	2,344	2,836
Q32 Bio, Inc.(b)(c)	476	823
Recursion Pharmaceuticals, Inc., Class A(b)(c)	15,544	64,974
Regeneron Pharmaceuticals, Inc.	4,301	2,108,694
REGENXBIO, Inc.(b)(c)	1,951	17,266
Relay Therapeutics, Inc.(b)(c)	6,672	20,016
Replimune Group, Inc.(b)(c)	3,034	27,245
Revolution Medicines, Inc.(b)(c)	7,479	294,673
Rhythm Pharmaceuticals, Inc.(b)(c)	2,561	157,066
Rigel Pharmaceuticals, Inc.(b)(c)	693	13,306
Rocket Pharmaceuticals, Inc.(b)(c)	4,196	10,532
Roivant Sciences Ltd.(b)(c)	28,644	314,798
Sage Therapeutics, Inc.(b)(c)	2,417	15,614
Sana Biotechnology, Inc.(b)(c)	8,788	19,070
Sarepta Therapeutics, Inc.(b)	3,915	147,204
Savara, Inc.(b)(c)	6,749	15,388
Scholar Rock Holding Corp.(b)(c)	3,818	110,760
Silence Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,846	10,781
Solid Biosciences, Inc.(b)	3,005	9,646
SpringWorks Therapeutics, Inc.(b)	3,019	141,017
Spyre Therapeutics, Inc.(b)(c)	2,366	36,152
Stoke Therapeutics, Inc.(b)(c)	2,083	19,872
Summit Therapeutics, Inc.(b)(c)	29,480	536,978
Sutro Biopharma, Inc.(b)	3,240	2,909
Syndax Pharmaceuticals, Inc.(b)(c)	3,361	35,425
Tango Therapeutics, Inc.(b)(c)	4,257	9,451
Taysha Gene Therapies, Inc.(b)(c)	8,068	21,864
Tectonic Therapeutic, Inc.(b)(c)	584	12,562
Tevogen Bio Holdings, Inc.(b)(c)	6,892	8,891
Tourmaline Bio, Inc.(b)(c)	1,006	16,780
Travere Therapeutics, Inc.(b)(c)	3,491	52,435
TScan Therapeutics, Inc.(b)	1,932	2,763
Twist Bioscience Corp.(b)(c)	2,418	70,847
Tyra Biosciences, Inc.(b)(c)	1,995	18,154
Ultragenyx Pharmaceutical, Inc.(b)	3,727	126,830
	Shares	Value
Biotechnology-(continued)
uniQure N.V. (Netherlands)(b)	2,130	$30,821
United Therapeutics Corp.(b)	1,797	572,973
UroGen Pharma Ltd.(b)(c)	1,660	7,038
Vanda Pharmaceuticals, Inc.(b)(c)	2,296	9,965
Vaxcyte, Inc.(b)	5,176	168,168
Vera Therapeutics, Inc.(b)	2,512	47,602
Veracyte, Inc.(b)(c)	3,175	84,487
Vericel Corp.(b)(c)	1,969	81,310
Vertex Pharmaceuticals, Inc.(b)	6,691	2,957,757
Verve Therapeutics, Inc.(b)(c)	3,494	15,548
Vir Biotechnology, Inc.(b)(c)	5,395	26,651
Voyager Therapeutics, Inc.(b)(c)	2,153	5,899
Xencor, Inc.(b)	2,771	22,168
Xenon Pharmaceuticals, Inc. (Canada)(b)	3,097	89,348
Y-mAbs Therapeutics, Inc.(b)(c)	1,763	8,110
Zai Lab Ltd., ADR (China)(b)(c)	2,536	76,435
Zymeworks, Inc.(b)(c)	2,710	30,975
		28,521,991
Health Care Equipment & Supplies-0.23%
Novocure Ltd.(b)(c)	4,322	82,593
Health Care Providers & Services-0.62%
Castle Biosciences, Inc.(b)(c)	1,127	17,998
Guardant Health, Inc.(b)	4,983	202,410
		220,408
Life Sciences Tools & Services-4.10%
10X Genomics, Inc., Class A(b)	4,263	40,626
AbCellera Biologics, Inc. (Canada)(b)	11,726	23,687
Adaptive Biotechnologies Corp.(b)(c)	5,809	55,302
Alpha Teknova, Inc.(b)(c)	2,098	12,105
Codexis, Inc.(b)(c)	3,256	7,489
Fortrea Holdings, Inc.(b)	3,532	15,188
Illumina, Inc.(b)	6,331	520,661
Maravai LifeSciences Holdings, Inc., Class A(b)	5,580	12,555
MaxCyte, Inc.(b)(c)	4,148	9,872
Medpace Holdings, Inc.(b)(c)	1,222	360,368
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
OmniAb, Inc.(b)(c)	4,764	6,050
Pacific Biosciences of California, Inc.(b)(c)	10,772	10,381
Personalis, Inc.(b)	3,471	16,071
Tempus AI, Inc.(b)(c)	6,723	370,975
		1,461,330
Pharmaceuticals-14.94%
Alumis, Inc.(b)(c)	3,759	13,157
Amneal Pharmaceuticals, Inc.(b)	12,534	91,749
Amphastar Pharmaceuticals, Inc.(b)	1,890	48,592
Amylyx Pharmaceuticals, Inc.(b)	3,375	17,381
ANI Pharmaceuticals, Inc.(b)(c)	855	50,206
Aquestive Therapeutics, Inc.(b)	3,587	9,721
Arvinas, Inc.(b)(c)	2,711	19,519
AstraZeneca PLC, ADR (United Kingdom)	23,314	1,697,959
Atea Pharmaceuticals, Inc.(b)(c)	3,324	9,872
Avadel Pharmaceuticals PLC(b)(c)	3,788	34,509
Axsome Therapeutics, Inc.(b)(c)	1,969	207,060
Collegium Pharmaceutical, Inc.(b)	1,240	36,134
CorMedix, Inc.(b)(c)	2,384	28,942
Edgewise Therapeutics, Inc.(b)(c)	3,729	53,250
Enliven Therapeutics, Inc.(b)(c)	1,922	34,154
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Esperion Therapeutics, Inc.(b)(c)	7,757	$6,592
Evolus, Inc.(b)(c)	2,494	22,920
EyePoint Pharmaceuticals, Inc.(b)(c)	2,689	19,468
Harmony Biosciences Holdings, Inc.(b)	2,255	77,797
Harrow, Inc.(b)(c)	1,402	39,410
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,220	16,946
Indivior PLC (United Kingdom)(b)(c)	4,884	62,808
Innoviva, Inc.(b)(c)	2,467	48,279
Jazz Pharmaceuticals PLC(b)	2,433	262,934
Ligand Pharmaceuticals, Inc.(b)(c)	761	77,767
Mind Medicine (MindMed), Inc.(b)(c)	2,885	20,945
Neumora Therapeutics, Inc.(b)(c)	6,361	4,556
Ocular Therapeutix, Inc.(b)(c)	6,190	49,582
Omeros Corp.(b)(c)	2,281	7,048
Pacira BioSciences, Inc.(b)	1,825	47,158
Phathom Pharmaceuticals, Inc.(b)(c)	2,695	11,454
Phibro Animal Health Corp., Class A	796	19,438
Pliant Therapeutics, Inc.(b)	2,391	3,228
Rapport Therapeutics, Inc.(b)(c)	1,442	11,925
Royalty Pharma PLC, Class A	17,314	569,284
Sanofi S.A., ADR(c)	11,477	566,619
scPharmaceuticals, Inc.(b)(c)	1,972	7,178
SIGA Technologies, Inc.(c)	2,810	16,804
Structure Therapeutics, Inc., ADR(b)(c)	2,349	51,114
Supernus Pharmaceuticals, Inc.(b)	2,191	69,455
Tarsus Pharmaceuticals, Inc.(b)	1,506	64,683
Terns Pharmaceuticals, Inc.(b)(c)	3,343	10,397
Theravance Biopharma, Inc.(b)	1,936	17,734
Third Harmonic Bio, Inc., Class B(b)(c)	1,774	9,243
	Shares	Value
Pharmaceuticals-(continued)
Trevi Therapeutics, Inc.(b)(c)	3,518	$22,902
Verona Pharma PLC, ADR (United Kingdom)(b)	3,167	257,160
Viatris, Inc.	47,896	421,006
WaVe Life Sciences Ltd.(b)(c)	6,005	36,090
Xeris Biopharma Holdings, Inc.(b)(c)	5,861	28,953
Zevra Therapeutics, Inc.(b)(c)	2,100	17,955
		5,329,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $41,435,220)		35,615,359
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.23%
Invesco Private Government Fund, 4.29%(e)(f)(g)	2,737,448	2,737,448
Invesco Private Prime Fund, 4.45%(e)(f)(g)	6,976,682	6,978,077
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,715,525)		9,715,525
TOTAL INVESTMENTS IN SECURITIES-127.07% (Cost $51,150,745)		45,330,884
OTHER ASSETS LESS LIABILITIES-(27.07)%		(9,657,276)
NET ASSETS-100.00%		$35,673,608

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$339,399	$(339,399)	$-	$-	$-	$633
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,870,230	$19,064,234	$(19,197,016)	$-	$-	$2,737,448	$99,540 *
Invesco Private Prime Fund	7,371,186	35,358,443	(35,750,091)	(484)	(977)	6,978,077	263,264 *
Total	$10,241,416	$54,762,076	$(55,286,506)	$(484)	$(977)	$9,715,525	$363,437

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Automobiles-0.56%
Thor Industries, Inc.(b)	1,018	$82,652
Building Products-0.87%
Owens Corning	962	128,860
Commercial Services & Supplies-6.08%
Cintas Corp.	1,562	353,793
Republic Services, Inc.	1,297	333,705
Rollins, Inc.	3,741	214,172
		901,670
Consumer Finance-1.98%
Capital One Financial Corp.	1,556	294,317
Distributors-0.87%
Pool Corp.(b)	427	128,352
Electrical Equipment-0.75%
Acuity, Inc.	429	111,493
Electronic Equipment, Instruments & Components-4.78%
Amphenol Corp., Class A	4,795	431,214
Littelfuse, Inc.	451	92,482
Teledyne Technologies, Inc.(c)	372	185,576
		709,272
Entertainment-1.20%
Warner Bros. Discovery, Inc.(c)	17,853	177,994
Financial Services-4.81%
Mastercard, Inc., Class A	1,219	713,846
Food Products-1.07%
McCormick & Co., Inc.	2,185	158,915
Health Care Providers & Services-2.79%
UnitedHealth Group, Inc.	1,369	413,315
Health Care Technology-0.29%
Simulations Plus, Inc.(b)	1,375	43,787
Hotels, Restaurants & Leisure-1.99%
Marriott International, Inc., Class A	1,118	294,962
Household Durables-1.76%
Cavco Industries, Inc.(c)	174	75,446
NVR, Inc.(c)	26	185,014
		260,460
Interactive Media & Services-7.09%
Meta Platforms, Inc., Class A	1,623	1,050,876
IT Services-1.44%
VeriSign, Inc.	782	213,072
Life Sciences Tools & Services-4.63%
Mettler-Toledo International, Inc.(c)	157	181,416
Thermo Fisher Scientific, Inc.	885	356,496
West Pharmaceutical Services, Inc.	707	149,071
		686,983
Machinery-0.80%
Watts Water Technologies, Inc., Class A	491	118,881
Metals & Mining-0.48%
Radius Recycling, Inc., Class A(b)	2,424	71,775
Oil, Gas & Consumable Fuels-1.97%
Kinder Morgan, Inc.	10,407	291,812
	Shares	Value
Professional Services-4.71%
Automatic Data Processing, Inc.	1,232	$401,053
DLH Holdings Corp.(b)(c)	3,273	16,365
Paychex, Inc.	1,785	281,869
		699,287
Semiconductors & Semiconductor Equipment-22.72%
Broadcom, Inc.	4,510	1,091,736
KLA Corp.	480	363,302
Microchip Technology, Inc.	3,647	211,672
NVIDIA Corp.	11,844	1,600,480
Rambus, Inc.(c)	1,903	101,753
		3,368,943
Software-24.44%
Adobe, Inc.(c)	1,046	434,184
Cadence Design Systems, Inc.(c)	1,189	341,326
Fair Isaac Corp.(c)	134	231,322
Fortinet, Inc.(c)	2,990	304,322
Intuit, Inc.	715	538,731
Manhattan Associates, Inc.(c)	771	145,550
Progress Software Corp.(b)	1,314	80,890
PTC, Inc.(c)	1,076	181,112
Qualys, Inc.(c)	737	102,111
Roper Technologies, Inc.	492	280,573
Salesforce, Inc.	1,827	484,831
ServiceNow, Inc.(c)	495	500,490
		3,625,442
Trading Companies & Distributors-1.81%
Fastenal Co.	6,493	268,421
Total Common Stocks & Other Equity Interests (Cost $14,151,590)		14,815,387

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $1,837)	1,837	1,837
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $14,153,427)		14,817,224
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.37%
Invesco Private Government Fund, 4.29%(d)(e)(f)	97,314	97,314
Invesco Private Prime Fund, 4.45%(d)(e)(f)	253,428	253,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $350,792)		350,792
TOTAL INVESTMENTS IN SECURITIES-102.27% (Cost $14,504,219)		15,168,016
OTHER ASSETS LESS LIABILITIES-(2.27)%		(337,072)
NET ASSETS-100.00%		$14,830,944
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,725	$136,226	$(141,114)	$-	$-	$1,837	$156
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,183	3,270,329	(3,192,198)	-	-	97,314	2,809 *
Invesco Private Prime Fund	50,888	6,460,449	(6,257,805)	(3)	(51)	253,478	7,331 *
Total	$76,796	$9,867,004	$(9,591,117)	$(3)	$(51)	$352,629	$10,296

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electronic Equipment, Instruments & Components-1.19%
Coherent Corp.(b)	69,980	$5,292,587
Semiconductors & Semiconductor Equipment-98.70%
Advanced Micro Devices, Inc.(b)	178,639	19,780,696
Amkor Technology, Inc.	111,420	2,007,789
Analog Devices, Inc.	77,549	16,593,935
Applied Materials, Inc.	112,849	17,689,081
ARM Holdings PLC, ADR(b)(c)	59,123	7,363,178
ASML Holding N.V., New York Shares (Netherlands)	25,144	18,525,345
Broadcom, Inc.	223,629	54,133,872
Cirrus Logic, Inc.(b)(c)	23,982	2,358,870
Entegris, Inc.(c)	68,244	4,691,093
GLOBALFOUNDRIES, Inc.(b)	249,557	8,934,141
Intel Corp.	751,775	14,697,201
KLA Corp.	25,152	19,037,046
Lam Research Corp.	232,466	18,780,928
Lattice Semiconductor Corp.(b)(c)	62,242	2,797,156
MACOM Technology Solutions Holdings, Inc.(b)	33,575	4,083,056
Marvell Technology, Inc.	194,290	11,694,315
Microchip Technology, Inc.	242,861	14,095,652
Micron Technology, Inc.	190,526	17,997,086
Monolithic Power Systems, Inc.(c)	22,026	14,579,009
NVIDIA Corp.	428,414	57,891,584
NXP Semiconductors N.V. (Netherlands)	82,757	15,817,345
ON Semiconductor Corp.(b)	190,294	7,996,154
Onto Innovation, Inc.(b)(c)	22,255	2,046,125
Qorvo, Inc.(b)(c)	42,174	3,206,068
QUALCOMM, Inc.	113,494	16,479,329
Skyworks Solutions, Inc.	72,571	5,009,576
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	197,629	38,205,638
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	73,027	$5,739,922
Texas Instruments, Inc.	91,044	16,647,395
		438,878,585
Total Common Stocks & Other Equity Interests (Cost $456,568,142)		444,171,172

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $267,329)	267,329	267,329
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $456,835,471)		444,438,501
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.44%
Invesco Private Government Fund, 4.29%(d)(e)(f)	9,179,431	9,179,431
Invesco Private Prime Fund, 4.45%(d)(e)(f)	23,890,452	23,895,230
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,074,661)		33,074,661
TOTAL INVESTMENTS IN SECURITIES-107.39% (Cost $489,910,132)		477,513,162
OTHER ASSETS LESS LIABILITIES-(7.39)%		(32,869,966)
NET ASSETS-100.00%		$444,643,196

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,395	$3,452,504	$(3,390,570)	$-	$-	$267,329	$6,103
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,025,751	$102,357,705	$(100,204,025)	$-	$-	$9,179,431	$210,768 *
Invesco Private Prime Fund	10,957,299	195,058,956	(182,118,732)	(186)	(2,107)	23,895,230	556,103 *
Total	$18,188,445	$300,869,165	$(285,713,327)	$(186)	$(2,107)	$33,341,990	$772,974

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Construction & Engineering-1.37%
West Holdings Corp. (Japan)(b)	747,048	$8,159,662
Electrical Equipment-23.12%
Array Technologies, Inc.(b)(c)	2,775,729	18,319,811
Nextracker, Inc., Class A(c)	1,297,507	73,555,672
Shoals Technologies Group, Inc., Class A(b)(c)	3,818,707	18,024,297
Sunrun, Inc.(b)(c)	3,695,803	27,681,565
		137,581,345
Financial Services-3.88%
HA Sustainable Infrastructure Capital, Inc.(b)	921,949	23,094,822
Independent Power and Renewable Electricity Producers-25.93%
Clearway Energy, Inc., Class C	726,501	22,354,436
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	2,759,319	11,298,610
Energix-Renewable Energies Ltd. (Israel)(b)	3,693,437	11,712,958
Enlight Renewable Energy Ltd. (Israel)(c)	1,160,965	22,689,340
Grenergy Renovables S.A. (Spain)(c)	255,691	20,281,546
OY Nofar Energy Ltd. (Israel)(b)(c)	565,635	14,601,034
ReNew Energy Global PLC, Class A (India)(b)(c)	1,230,300	8,378,343
RENOVA, Inc. (Japan)(c)	997,232	4,662,931
Scatec ASA (South Africa)(c)(d)	1,536,253	13,157,872
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	1,925,958	16,628,547
Xinyi Energy Holdings Ltd. (China)(b)	68,916,183	8,502,154
		154,267,771
Semiconductors & Semiconductor Equipment-45.70%
Canadian Solar, Inc. (Canada)(b)(c)	1,285,161	13,532,745
Daqo New Energy Corp., ADR (China)(b)(c)	954,104	12,746,829
Enphase Energy, Inc.(c)	1,037,709	42,950,776
First Solar, Inc.(b)(c)	455,219	71,961,020
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Flat Glass Group Co. Ltd., H Shares (China)(b)	10,337,864	$10,928,626
GCL Technology Holdings Ltd. (China)(b)(c)	289,732,864	30,156,633
JinkoSolar Holding Co. Ltd., ADR (China)(b)	828,592	14,980,943
Motech Industries, Inc. (Taiwan)	11,828,000	7,732,690
SMA Solar Technology AG (Germany)(b)	379,302	8,404,095
SolarEdge Technologies, Inc.(b)(c)	1,073,942	19,180,604
TSEC Corp. (Taiwan)	15,206,000	7,771,015
United Renewable Energy Co. Ltd. (Taiwan)(c)	38,040,458	9,323,085
Xinyi Solar Holdings Ltd. (China)(b)	74,109,129	22,246,849
		271,915,910
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,100,161,988)		595,019,510
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.28%
Invesco Private Government Fund, 4.29%(e)(f)(g)	45,051,995	45,051,995
Invesco Private Prime Fund, 4.45%(e)(f)(g)	117,253,957	117,277,408
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $162,331,653)		162,329,403
TOTAL INVESTMENTS IN SECURITIES-127.28% (Cost $1,262,493,641)		757,348,913
OTHER ASSETS LESS LIABILITIES-(27.28)%		(162,339,213)
NET ASSETS-100.00%		$595,009,700

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented 2.21% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,097	$45,596,089	$(45,716,186)	$-	$-	$-	$27,621
See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$84,758,203	$248,034,715	$(287,740,923)	$-	$-	$45,051,995	$2,482,953 *
Invesco Private Prime Fund	222,718,484	504,141,051	(609,545,713)	(21,333)	(15,081)	117,277,408	6,655,174 *
Total	$307,596,784	$797,771,855	$(943,002,822)	$(21,333)	$(15,081)	$162,329,403	$9,165,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	16.73%
Israel	10.14%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,615,000	$-	$359	$35,615,359
Money Market Funds	-	9,715,525	-	9,715,525
Total Investments	$35,615,000	$9,715,525	$359	$45,330,884
Invesco Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,815,387	$-	$-	$14,815,387
Money Market Funds	1,837	350,792	-	352,629
Total Investments	$14,817,224	$350,792	$-	$15,168,016
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$444,171,172	$-	$-	$444,171,172
Money Market Funds	267,329	33,074,661	-	33,341,990
Total Investments	$444,438,501	$33,074,661	$-	$477,513,162
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$366,761,863	$228,257,647	$-	$595,019,510
Money Market Funds	-	162,329,403	-	162,329,403
Total Investments	$366,761,863	$390,587,050	$-	$757,348,913